Condensed Financial Information of Registrant (SMFG) - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about borrowings [line items]
Perpetual subordinated bonds	¥ 684,476	¥ 598,703
Borrowings	17,121,362	12,167,858
Bonds	10,985,048	11,171,209
Repayment of subordinated bonds	8,000	8,000	¥ 10,000
SMFG [member]
Disclosure of detailed information about borrowings [line items]
Bonds	6,013,305	4,898,140
Guarantee deposit	254,000	234,000
SMFG [member] | Subordinated bonds [Member]
Disclosure of detailed information about borrowings [line items]
Bonds	969,000	954,000
SMFG [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Bonds	5,050,000	3,962,000
SMFG [member] | Subsidiaries [Member] | Subordinated bonds [Member]
Disclosure of detailed information about borrowings [line items]
Bonds	300	5,000
SMFG [member] | Subsidiaries [Member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Bonds	6,000	12,000
SMFG [member] | Subordinated long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	41,000	49,000
SMFG [member] | Unsubordinated long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	190,000	185,000
SMFG preferred capital JPY 3 limited [member]
Disclosure of detailed information about borrowings [line items]
Perpetual subordinated bonds		¥ 267,000
Repayment of subordinated bonds	¥ 267,000